SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Operating Results by Segment
	Corporate	Airport Security	Other Aviation Related Services	Authentication Technology	Total
Year ended December 31, 2022:
Revenue	$-	$224,037	53,954	$46,986	$324,977
Depreciation and amortization	71	779	286	1,318	2,454
Net income (loss)	(2,921)	1,128	(2,229)	(1,212)	(5,234)
Goodwill	-	646	-	-	646
Total assets	8,698	82,016	25,072	68,847	184,633

Year ended December 31, 2021:
Revenue	$-	$217,463	$36,224	$71,247	$324,934
Depreciation and amortization	75	939	167	880	2,061
Net income (loss)	(2,020)	7,202	14,710	21,396	41,288
Goodwill	-	690	-	-	690
Total assets	10,349	84,923	27,502	73,106	195,880

Year ended December 31, 2020:
Revenue	$-	$194,477	$28,177	$25,765	$248,419
Depreciation and amortization	72	994	308	716	2,090
Net income (loss)	(3,853)	(2,779)	8,835	3,199	5,402
Goodwill	-	746	-	-	746
Total assets	12,488	72,851	13,699	41,350	140,388

Schedule of Revenues by Geographic Area
	Year Ended December 31,
	2022	2021	2020
Germany	$111,826	$126,367	$119,500
United States	88,333	94,743	45,305
The Netherlands	63,842	52,165	58,446
Spain	39,448	30,946	7,465
Other countries	21,528	20,713	17,703
Total revenue	$324,977	$324,934	$248,419

Schedule of Property and Equipment, Net by Geographic Regions
	December 31,
	2022	2021
Germany	$384	$361
United States	683	422
The Netherlands	488	624
Spain	135	118
Other countries	4,586	4,185
Total property and equipment, net	$6,276	$5,710